Segment Reporting	6 Months Ended
Jun. 30, 2018
Segment Reporting
Segment Reporting

21. Segment Reporting

              The Group determines its operating segments from both business and geographic perspectives as follows:

(i)	Innovation Platform: Drug R&D focuses on discovering and developing innovative therapeutics in oncology and autoimmune diseases, and the provision of research and development services; and
(ii)

Commercial Platform: comprises of the manufacture, marketing and distribution of prescription and over-the-counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:

	(a)	Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription pharmaceuticals; and
	(b)	Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over-the-counter pharmaceuticals and consumer health products.

              Innovation Platform and Prescription Drugs businesses under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

              The performance of the reportable segments is assessed based on three measurements: (a) losses or earnings of subsidiaries before interest income, interest expense, income tax expense and equity in earnings of equity investees, net of tax ("Adjusted (LBIT)/EBIT" or "Adjusted LBIT"), (b) equity in earnings of equity investees, net of tax and (c) operating (loss)/profit.

              The segment information is as follows:

	Six Months Ended June 30, 2018

	Innovation Platform	Commercial Platform

	Drug R&D	Prescription Drugs	Consumer Health

	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total

	(in US$'000)
Revenue from external customers	13,624	67,950	6,559	14,056	88,565	—	102,189

Adjusted (LBIT)/EBIT	(50,718)	3,457	456	1,584	5,497	(7,619)	(52,840)
Interest income	26	23	7	32	62	2,701	2,789
Equity in earnings of equity investees, net of tax	(2,349)	19,408	5,991	—	25,399	—	23,050

Operating (loss)/profit	(53,041)	22,888	6,454	1,616	30,958	(4,918)	(27,001)
Interest expense	—	—	—	39	39	405	444
Income tax expense	20	813	124	264	1,201	1,459	2,680
Net (loss)/income attributable to the Company	(52,930)	20,768	5,497	649	26,914	(6,675)	(32,691)
Depreciation/amortization	1,584	68	12	10	90	14	1,688
Additions to non-current assets (other than financial instrument and deferred tax assets)	1,564	5	7	14	26	5	1,595

	June 30, 2018

	Innovation Platform	Commercial Platform

	Drug R&D	Prescription Drugs	Consumer Health

	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total

	(in US$'000)
Total assets	95,668	133,674	65,482	14,882	214,038	268,237	577,943
Property, plant and equipment	14,147	135	57	33	225	44	14,416
Leasehold land	1,264	—	—	—	—	—	1,264
Goodwill	—	2,949	407	—	3,356	—	3,356
Other intangible asset	—	403	—	—	403	—	403
Investments in equity investees	25,167	74,276	62,146	—	136,422	—	161,589

	Six Months Ended June 30, 2017

	Innovation Platform	Commercial Platform

	Drug R&D	Prescription Drugs	Consumer Health

	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total

	(in US$'000)
Revenue from external customers	22,726	85,759	4,423	13,676	103,858	—	126,584

Adjusted (LBIT)/EBIT	(12,467)	1,523	99	1,519	3,141	(6,846)	(16,172)
Interest income	19	17	5	3	25	207	251
Equity in earnings of equity investees, net of tax	(2,363)	18,871	5,761	—	24,632	—	22,269

Operating (loss)/profit	(14,811)	20,411	5,865	1,522	27,798	(6,639)	6,348
Interest expense	—	—	—	32	32	785	817
Income tax expense	14	441	(179)	243	505	1,327	1,846
Net (loss)/income attributable to the Company	(14,790)	19,421	5,093	644	25,158	(8,686)	1,682
Depreciation/amortization	1,232	52	6	9	67	13	1,312
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,017	6	1	1	8	20	3,045

	December 31, 2017

	Innovation Platform	Commercial Platform

	Drug R&D	Prescription Drugs	Consumer Health

	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total

	(in US$'000)
Total assets	63,268	122,665	58,961	13,794	195,420	339,244	597,932
Property, plant and equipment	13,917	160	61	30	251	52	14,220
Leasehold land	1,261	—	—	—	—	—	1,261
Goodwill	—	2,901	407	—	3,308	—	3,308
Other intangible asset	—	430	—	—	430	—	430
Investments in equity investees	19,512	69,417	55,308	—	124,725	—	144,237

              Revenue from external customers is after elimination of inter-segment sales. The amount eliminated attributable to sales within Consumer Health business from Hong Kong to the PRC was nil and US$708,000 for the six months ended June 30, 2018 and 2017 respectively. Sales between segments are carried out at mutually agreed terms.

              There was one customer who accounted for over 10% of the Group's revenue for the six months ended June 30, 2018 and nil customers for the six months ended June 30, 2017.

              Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

              A reconciliation of Adjusted LBIT to net (loss)/income is as follows:

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Adjusted LBIT	(52,840)	(16,172)
Interest income	2,789	251
Equity in earnings of equity investees, net of tax	23,050	22,269
Interest expense	(444)	(817)
Income tax expense	(2,680)	(1,846)

Net (loss)/income	(30,125)	3,685